EMPLOYEE BENEFIT PLANS (Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan, Defined Benefit [Member]
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost
Rate of Compensation Increase	3.00%	3.00%	3.00%
Expected Return on Plan Assets	7.00%	7.00%	7.00%
Pension Plan, Defined Benefit [Member] | Minimum [Member]
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount Rate	5.00%	4.10%	4.90%
Pension Plan, Defined Benefit [Member] | Maximum [Member]
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount Rate	5.10%	4.10%	5.00%
Other Retiree Benefits [Member]
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount Rate	4.70%	3.80%	4.70%
Expected Return on Plan Assets	7.00%	7.00%	7.00%